Segment Information - Schedule of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 4,960,009	$ 3,680,451	$ 3,298,873
United States
Segment Reporting Information [Line Items]
Revenues	4,637,557	3,411,018	3,057,041
Canada
Segment Reporting Information [Line Items]
Revenues	$ 322,452	$ 269,433	$ 241,832